Schedule of investments
Delaware Corporate Bond Fund	October 31, 2024 (Unaudited)
	Principal amount°	Value (US $)
Corporate Bonds — 97.32%
Banking — 22.53%
Banco Santander 8.00% 2/1/34 μ, ψ	4,600,000	$ 4,797,984
Bank of America
5.518% 10/25/35 μ	10,353,000	10,279,492
5.819% 9/15/29 μ	17,970,000	18,552,280
6.204% 11/10/28 μ	6,820,000	7,092,998

Bank of Montreal 7.30% 11/26/84 μ	1,487,000	1,550,852
Bank of New York Mellon 4.70% 9/20/25 μ, ψ	10,250,000	10,189,320
Barclays 9.625% 12/15/29 μ, ψ	6,980,000	7,698,095
Citibank 5.57% 4/30/34	15,110,000	15,565,807
Citigroup
7.00% 8/15/34 μ, ψ	2,710,000	2,874,819
7.125% 8/15/29 μ, ψ	6,430,000	6,622,180
Deutsche Bank
6.72% 1/18/29 μ	3,746,000	3,904,678
6.819% 11/20/29 μ	4,903,000	5,170,162
7.146% 7/13/27 μ	4,120,000	4,254,829
Goldman Sachs Group
5.016% 10/23/35 μ	6,525,000	6,373,513
5.049% 7/23/30 μ	11,820,000	11,850,356
6.484% 10/24/29 μ	8,145,000	8,595,538
7.50% 5/10/29 μ, ψ	6,700,000	7,042,025

Huntington National Bank 4.552% 5/17/28 μ	3,488,000	3,464,750
JPMorgan Chase & Co.
4.005% 4/23/29 μ	2,495,000	2,446,475
5.571% 4/22/28 μ	9,660,000	9,834,251
6.254% 10/23/34 μ	8,497,000	9,133,855

KeyBank 5.85% 11/15/27	3,703,000	3,794,349
KeyCorp 6.271% (SOFR03M + 1.25%) 5/23/25 •	4,060,000	4,072,346
Lloyds Banking Group 5.721% 6/5/30 μ	2,900,000	2,971,410
Morgan Stanley
2.484% 9/16/36 μ	4,309,000	3,515,405
5.831% 4/19/35 μ	11,921,000	12,394,640
6.407% 11/1/29 μ	7,610,000	8,015,516
6.627% 11/1/34 μ	6,485,000	7,112,256
Morgan Stanley Bank
4.968% 7/14/28 μ	3,155,000	3,173,168
5.504% 5/26/28 μ	1,870,000	1,902,793

Popular 7.25% 3/13/28	7,805,000	8,093,340
Regions Financial 5.502% 9/6/35 μ	12,400,000	12,292,165
State Street 6.123% 11/21/34 μ	6,450,000	6,807,355
NQ- NO [1024] 1224 (4074827)    1

Schedule of investments
Delaware Corporate Bond Fund   (Unaudited)
	Principal amount°	Value (US $)
Corporate Bonds (continued)
Banking (continued)
SVB Financial Group
1.80% 2/2/31 ‡	2,597,000	$ 1,535,918
2.10% 5/15/28 ‡	995,000	588,358
4.57% 4/29/33 ‡	2,833,000	1,674,175

Truist Bank 4.632% 9/17/29 μ	8,210,000	8,000,354
Truist Financial 4.95% 9/1/25 μ, ψ	8,835,000	8,754,334
UBS Group
144A 5.379% 9/6/45 #, μ	5,245,000	5,142,855
144A 5.699% 2/8/35 #, μ	2,095,000	2,146,399
144A 6.85% 9/10/29 #, μ, ψ	2,590,000	2,573,748
144A 9.25% 11/13/28 #, μ, ψ	6,065,000	6,624,126
US Bancorp
2.491% 11/3/36 μ	5,730,000	4,691,166
6.787% 10/26/27 μ	5,575,000	5,788,941
		278,959,376
Basic Industry — 2.39%
Freeport-McMoRan 5.45% 3/15/43	15,205,000	14,606,107
LYB International Finance III
3.625% 4/1/51	12,600,000	8,892,801
5.50% 3/1/34	6,080,000	6,103,857
		29,602,765
Brokerage — 1.80%
Apollo Global Management 6.00% 12/15/54 μ	3,560,000	3,518,042
Jefferies Financial Group
2.625% 10/15/31	4,629,000	3,920,098
5.875% 7/21/28	1,470,000	1,511,744
6.20% 4/14/34	10,680,000	11,127,538
6.50% 1/20/43	2,090,000	2,211,411
		22,288,833
Capital Goods — 6.37%
Amphenol
2.20% 9/15/31	6,420,000	5,410,587
5.05% 4/5/27	2,325,000	2,349,469

Ashtead Capital 144A 1.50% 8/12/26 #	8,495,000	8,004,085
BAE Systems
144A 5.125% 3/26/29 #	6,665,000	6,730,484
144A 5.30% 3/26/34 #	9,195,000	9,305,065
Boeing
2.196% 2/4/26	13,870,000	13,361,739
144A 6.858% 5/1/54 #	1,700,000	1,824,177

2    NQ- NO [1024] 1224 (4074827)

(Unaudited)
	Principal amount°	Value (US $)
Corporate Bonds (continued)
Capital Goods (continued)

Ferguson Enterprises 5.00% 10/3/34	5,740,000	$ 5,573,189
John Deere Capital 5.05% 6/12/34	10,210,000	10,317,255
L3Harris Technologies 5.25% 6/1/31	4,940,000	5,011,702
Northrop Grumman
4.75% 6/1/43	1,280,000	1,179,794
5.20% 6/1/54	5,735,000	5,571,317

Waste Management 5.35% 10/15/54	4,245,000	4,255,068
		78,893,931
Communications — 7.80%
AT&T
3.50% 9/15/53	16,310,000	11,375,749
6.30% 1/15/38	5,500,000	5,969,490
CCO Holdings
144A 4.75% 2/1/32 #	3,870,000	3,349,585
144A 6.375% 9/1/29 #	2,005,000	1,986,721

Charter Communications Operating 3.85% 4/1/61	11,195,000	6,728,892
Meta Platforms
4.30% 8/15/29	2,755,000	2,734,901
4.55% 8/15/31	3,235,000	3,211,769
4.75% 8/15/34	2,460,000	2,434,222
5.40% 8/15/54	8,080,000	8,122,893
Netflix
4.90% 8/15/34	4,085,000	4,078,212
5.40% 8/15/54	6,180,000	6,220,357

Rogers Communications 5.30% 2/15/34	9,350,000	9,279,787
Sprint Capital 6.875% 11/15/28	6,625,000	7,111,061
Sprint Spectrum 144A 4.738% 9/20/29 #	524,375	523,399
Time Warner Cable 7.30% 7/1/38	2,930,000	2,987,199
T-Mobile USA
5.25% 6/15/55	9,195,000	8,720,804
5.50% 1/15/55	3,295,000	3,246,160

Verizon Communications 2.875% 11/20/50	8,640,000	5,509,838
VZ Secured Financing 144A 5.00% 1/15/32 #	3,340,000	3,003,801
		96,594,840
Consumer Cyclical — 6.94%
Amazon.com 2.50% 6/3/50	7,625,000	4,754,961
Aptiv 3.10% 12/1/51	7,419,000	4,535,880
NQ- NO [1024] 1224 (4074827)    3

Schedule of investments
Delaware Corporate Bond Fund   (Unaudited)
	Principal amount°	Value (US $)
Corporate Bonds (continued)
Consumer Cyclical (continued)
Ford Motor Credit
6.125% 3/8/34	2,780,000	$ 2,753,487
6.798% 11/7/28	1,810,000	1,881,530
6.80% 5/12/28	4,875,000	5,051,915
6.95% 3/6/26	2,435,000	2,483,667
6.95% 6/10/26	3,335,000	3,409,246
General Motors Financial
5.45% 9/6/34	3,825,000	3,766,446
5.60% 6/18/31	3,640,000	3,669,207
5.95% 4/4/34	4,792,000	4,889,018
Home Depot
4.85% 6/25/31	6,075,000	6,112,810
4.875% 6/25/27	1,650,000	1,670,728
4.95% 6/25/34	4,410,000	4,413,192
Hyundai Capital America
144A 5.275% 6/24/27 #	2,490,000	2,514,362
144A 5.30% 3/19/27 #	5,440,000	5,500,545
144A 5.40% 6/24/31 #	7,005,000	7,051,373

Uber Technologies 5.35% 9/15/54	11,515,000	10,990,167
VICI Properties 4.95% 2/15/30	10,645,000	10,460,093
		85,908,627
Consumer Non-Cyclical — 7.57%
AbbVie 5.35% 3/15/44	11,875,000	11,919,731
Bimbo Bakeries USA 144A 4.00% 5/17/51 #	3,540,000	2,714,463
Bunge Limited Finance
2.75% 5/14/31	3,060,000	2,682,394
4.10% 1/7/28	4,600,000	4,513,968
4.20% 9/17/29	5,505,000	5,362,817

Campbell Soup 5.20% 3/19/27	5,775,000	5,861,276
Coca-Cola Consolidated 5.25% 6/1/29	11,975,000	12,170,633
Gilead Sciences 4.80% 4/1/44	10,235,000	9,437,177
HCA 5.45% 9/15/34	6,200,000	6,158,315
JBS USA Holding Lux 3.00% 2/2/29	4,090,000	3,760,564
Merck & Co. 2.75% 12/10/51	15,502,000	9,844,967
Molson Coors Beverage 5.00% 5/1/42	5,180,000	4,859,068
Royalty Pharma
1.20% 9/2/25	3,750,000	3,637,348
3.35% 9/2/51	15,728,000	10,343,535
5.90% 9/2/54	447,000	444,633
		93,710,889
4    NQ- NO [1024] 1224 (4074827)

(Unaudited)
	Principal amount°	Value (US $)
Corporate Bonds (continued)
Electric — 10.12%
AEP Texas 5.45% 5/15/29	3,950,000	$ 4,034,956
Appalachian Power 4.50% 8/1/32	4,140,000	3,965,790
Baltimore Gas and Electric
5.30% 6/1/34	2,270,000	2,309,812
5.65% 6/1/54	3,920,000	4,043,300

Berkshire Hathaway Energy 2.85% 5/15/51	5,078,000	3,255,980
CenterPoint Energy Houston Electric 5.20% 10/1/28	5,549,000	5,656,192
Commonwealth Edison 2.75% 9/1/51	9,525,000	5,963,854
Constellation Energy Generation 5.75% 3/15/54	6,380,000	6,434,767
Dominion Energy
Series A 6.875% 2/1/55 μ	9,515,000	9,962,061
Series B 7.00% 6/1/54 μ	1,685,000	1,797,054

Duke Energy Indiana 5.40% 4/1/53	4,580,000	4,514,992
Fells Point Funding Trust 144A 3.046% 1/31/27 #	6,455,000	6,190,793
NextEra Energy Capital Holdings 5.25% 3/15/34	8,134,000	8,173,307
Northern States Power 5.40% 3/15/54	6,975,000	7,033,761
Oglethorpe Power
3.75% 8/1/50	5,235,000	3,884,811
4.50% 4/1/47	7,040,000	5,945,872
5.25% 9/1/50	3,995,000	3,715,898
6.20% 12/1/53	1,195,000	1,273,116
Pacific Gas & Electric
3.50% 8/1/50	9,220,000	6,442,353
4.20% 6/1/41	2,395,000	1,950,357
5.55% 5/15/29	2,705,000	2,758,029

PacifiCorp 2.90% 6/15/52	5,024,000	3,092,176
PPL Capital Funding 5.25% 9/1/34	2,305,000	2,288,384
Public Service Co. of Oklahoma 3.15% 8/15/51	5,235,000	3,461,448
Virginia Electric and Power
5.05% 8/15/34	2,995,000	2,977,655
5.55% 8/15/54	1,620,000	1,635,860

Vistra Operations 144A 6.95% 10/15/33 #	11,477,000	12,533,802
		125,296,380
Energy — 9.31%
Apache 5.10% 9/1/40	9,630,000	8,321,900
BP Capital Markets 4.875% 3/22/30 μ, ψ	10,680,000	10,422,004
BP Capital Markets America 2.939% 6/4/51	4,970,000	3,200,769
Cheniere Energy Partners 4.50% 10/1/29	6,453,000	6,217,305
ConocoPhillips 5.55% 3/15/54	3,735,000	3,731,019
NQ- NO [1024] 1224 (4074827)    5

Schedule of investments
Delaware Corporate Bond Fund   (Unaudited)
	Principal amount°	Value (US $)
Corporate Bonds (continued)
Energy (continued)
Diamondback Energy
5.20% 4/18/27	2,220,000	$ 2,243,112
5.75% 4/18/54	7,165,000	6,964,703
Enbridge
5.75% 7/15/80 μ	9,596,000	9,334,086
7.20% 6/27/54 μ	5,045,000	5,223,724
Energy Transfer
5.95% 5/15/54	3,705,000	3,652,489
6.10% 12/1/28	2,415,000	2,520,077
6.25% 4/15/49	3,415,000	3,472,942
6.50% 11/15/26 μ, ψ	11,164,000	11,156,714
Enterprise Products Operating
4.95% 2/15/35	2,960,000	2,913,309
5.55% 2/16/55	4,384,000	4,355,899

Galaxy Pipeline Assets Bidco 144A 2.94% 9/30/40 #	3,828,394	3,103,627
Kinder Morgan
5.00% 2/1/29	1,790,000	1,792,542
5.20% 6/1/33	9,705,000	9,555,440
Occidental Petroleum
6.20% 3/15/40	1,608,000	1,606,192
6.60% 3/15/46	2,391,000	2,450,376
7.95% 6/15/39	1,826,000	2,113,739

Targa Resources 5.50% 2/15/35	9,161,000	9,144,341
Transcanada Trust 5.625% 5/20/75 μ	1,754,000	1,739,767
		115,236,076
Finance Companies — 5.65%
AerCap Ireland Capital DAC
3.00% 10/29/28	10,525,000	9,774,791
4.95% 9/10/34	4,935,000	4,754,498
5.10% 1/19/29	2,205,000	2,211,779
Air Lease
4.125% 12/15/26 μ, ψ	5,546,000	5,222,088
4.625% 10/1/28	1,843,000	1,824,702
5.10% 3/1/29	1,333,000	1,342,536
5.20% 7/15/31	3,605,000	3,593,209
Apollo Debt Solutions BDC
144A 6.70% 7/29/31 #	3,910,000	3,967,038
144A 6.90% 4/13/29 #	3,025,000	3,090,400

Ares Capital 5.95% 7/15/29	5,720,000	5,775,684
Ares Strategic Income Fund 144A 5.60% 2/15/30 #	3,220,000	3,143,333
6    NQ- NO [1024] 1224 (4074827)

(Unaudited)
	Principal amount°	Value (US $)
Corporate Bonds (continued)
Finance Companies (continued)
Aviation Capital Group
144A 1.95% 9/20/26 #	2,535,000	$ 2,395,094
144A 5.375% 7/15/29 #	4,350,000	4,377,970
144A 6.375% 7/15/30 #	1,540,000	1,617,237

Blackstone Private Credit Fund 144A 4.95% 9/26/27 #	5,730,000	5,626,907
Blue Owl Credit Income
144A 5.80% 3/15/30 #	9,850,000	9,565,638
144A 6.60% 9/15/29 #	1,705,000	1,726,739
		70,009,643
Insurance — 5.78%
Aon North America 5.125% 3/1/27	3,830,000	3,879,157
Athene Global Funding
144A 1.985% 8/19/28 #	18,309,000	16,342,886
144A 2.50% 3/24/28 #	3,455,000	3,175,055

Athene Holding 6.625% 10/15/54 μ	4,225,000	4,165,433
Beacon Funding Trust 144A 6.266% 8/15/54 #	6,520,000	6,538,737
Elevance Health 4.75% 2/15/30	14,415,000	14,336,265
Marsh & McLennan 5.35% 11/15/44	9,795,000	9,796,275
Pine Street Trust III 144A 6.223% 5/15/54 #	5,345,000	5,549,035
UnitedHealth Group
5.375% 4/15/54	2,935,000	2,887,399
5.50% 7/15/44	4,795,000	4,853,134
		71,523,376
Natural Gas — 1.16%
Sempra
4.875% 10/15/25 μ, ψ	4,208,000	4,183,147
6.40% 10/1/54 μ	7,560,000	7,552,285

Spire Missouri 5.15% 8/15/34	2,625,000	2,644,008
		14,379,440
Real Estate Investment Trusts — 1.10%
American Homes 4 Rent 5.50% 7/15/34	6,565,000	6,613,029
Extra Space Storage 2.35% 3/15/32	8,560,000	7,050,770
		13,663,799
Technology — 8.21%
Accenture Capital
4.05% 10/4/29	2,080,000	2,034,322
4.25% 10/4/31	3,295,000	3,194,665
4.50% 10/4/34	9,255,000	8,949,614
NQ- NO [1024] 1224 (4074827)    7

Schedule of investments
Delaware Corporate Bond Fund   (Unaudited)
	Principal amount°	Value (US $)
Corporate Bonds (continued)
Technology (continued)
Broadcom
4.15% 2/15/28	4,410,000	$ 4,333,570
5.05% 7/12/29	6,790,000	6,850,297
5.15% 11/15/31	4,355,000	4,394,551

CDW 3.276% 12/1/28	12,755,000	11,887,586
CoStar Group 144A 2.80% 7/15/30 #	7,012,000	6,125,485
Entegris
144A 4.75% 4/15/29 #	4,410,000	4,275,904
144A 5.95% 6/15/30 #	3,680,000	3,679,279

Fiserv 4.75% 3/15/30	6,185,000	6,158,150
Marvell Technology 1.65% 4/15/26	5,585,000	5,330,369
Oracle
3.60% 4/1/50	5,310,000	3,826,285
4.20% 9/27/29	2,805,000	2,733,277
5.375% 9/27/54	2,780,000	2,646,793
6.125% 7/8/39	9,415,000	9,962,455
Roper Technologies
4.75% 2/15/32	5,625,000	5,540,993
4.90% 10/15/34	5,675,000	5,546,550

Sensata Technologies 144A 3.75% 2/15/31 #	4,730,000	4,225,574
		101,695,719
Transportation — 0.59%
CSX 4.90% 3/15/55	7,835,000	7,280,732
		7,280,732
Total Corporate Bonds (cost $1,221,699,088)		1,205,044,426

Municipal Bonds — 0.29%
GDB Debt Recovery Authority of Puerto Rico Revenue 7.50% 8/20/40	3,741,155	3,647,626
Total Municipal Bonds (cost $3,562,107)		3,647,626

Non-Agency Asset-Backed Securities — 1.13%
Frontier Issuer Series 2024-1 A2 144A 6.19% 6/20/54 #	13,700,000	14,002,904
Total Non-Agency Asset-Backed Securities (cost $13,695,096)		14,002,904

8    NQ- NO [1024] 1224 (4074827)

(Unaudited)
	Principal amount°	Value (US $)

Loan Agreements — 0.37%
Capital Goods — 0.37%
Standard Industries 6.759% (SOFR01M + 2.00%) 9/22/28 •	4,633,524	$ 4,648,004
Total Loan Agreements (cost $4,633,524)		4,648,004
	Number of shares
Convertible Preferred Stock — 0.09%
Energy — 0.09%
El Paso Energy Capital Trust I 4.75% exercise price $34.49, maturity date 3/31/28	22,731	1,086,542
Total Convertible Preferred Stock (cost $1,136,296)		1,086,542

Short-Term Investments — 1.46%
Money Market Mutual Funds — 1.46%
BlackRock Liquidity FedFund – Institutional Shares (seven-day effective yield 4.76%)	4,509,211	4,509,211
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 4.70%)	4,509,211	4,509,211
Goldman Sachs Financial Square Government Fund – Institutional Shares (seven-day effective yield 4.81%)	4,509,211	4,509,211
Morgan Stanley Institutional Liquidity Funds Government Portfolio – Institutional Class (seven-day effective yield 4.78%)	4,509,210	4,509,210
Total Short-Term Investments (cost $18,036,843)		18,036,843
Total Value of Securities—100.66% (cost $1,262,762,954)		1,246,466,345

Liabilities Net of Receivables and Other Assets—(0.66%)		(8,180,460)
Net Assets Applicable to 80,618,934 Shares Outstanding—100.00%		$1,238,285,885
°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.
μ	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at October 31, 2024. Rate will reset at a future date.
ψ	Perpetual security. Maturity date represents next call date.
NQ- NO [1024] 1224 (4074827)    9

Schedule of investments
Delaware Corporate Bond Fund   (Unaudited)
•	Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at October 31, 2024. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their descriptions. The reference rate descriptions (i.e. SOFR01M, SOFR03M, etc.) used in this report are identical for different securities, but the underlying reference rates may differ due to the timing of the reset period. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
‡	Non-income producing security. Security is currently in default.
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At October 31, 2024, the aggregate value of Rule 144A securities was $190,248,625, which represents 15.36% of the Fund’s net assets.
Summary of abbreviations:
BDC – Business Development Company
DAC – Designated Activity Company
SOFR01M – Secured Overnight Financing Rate 1 Month
SOFR03M – Secured Overnight Financing Rate 3 Month
USD – US Dollar
10    NQ- NO [1024] 1224 (4074827)